Capital reserve	12 Months Ended
Dec. 31, 2018
ZHEJIANG TIANLAN
Capital reserve	Capital reserve represents capital contributions from shareholders in excess of the paid-in capital amount and capitalization of gain on disposal of subsidiaries to the shareholders.